UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act File No. 811-5396
      ---------------------------------------------------------------------

                     Credit Suisse Mid-Cap Growth Fund, Inc.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Mid-Cap Growth Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

      CREDIT SUISSE FUNDS

      Semiannual Report

      April 30, 2005
      (unaudited)

                 o CREDIT SUISSE
                   CAPITAL APPRECIATION FUND

                 o CREDIT SUISSE
                   MID-CAP GROWTH FUND

                 o CREDIT SUISSE
                   SMALL CAP GROWTH FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the the Funds, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    May 25, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                                   0.98%
Advisor 1                                                                  0.75%
Class A 1,2                                                                0.86%
Class B 1,2                                                                0.47%
Class C 1,2                                                                0.54%
Russell 1000 (R) Growth Index 3                                            1.15%

      Performance for the Fund's Class A shares, Class B shares and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Stocks surged in the first two months of the period, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short term interest rates. On the earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed.

      Health care, consumer staples and utilities stocks generally outperformed as investors favored relatively defensive sectors. The energy sector was a strong performer amid high oil prices. Technology stocks and the oil-sensitive transportation sector were among the poor performers for the period.

STRATEGIC REVIEW: ADDING TO PHARMACEUTICALS

      The Fund had a gain but trailed its benchmark. Stock selection in the consumer discretionary sector hindered the Fund's relative performance, with online auction company eBay declining sharply early in 2005 after a strong showing in 2004. We decided to eliminate the position, based on the near-term headwinds from eBay's investment spending. The Fund's underweighting in the health care sector (services and pharmaceuticals) through much of the period also hampered its relative performance. On the positive side, the Fund's

CREDIT SUISSE CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

technology holdings collectively had a gain, overcoming a weak period for technology stocks in general. In addition, the Fund's transportation holdings rose within a negative period for the sector.

      Our noteworthy recent portfolio activity included purchasing two pharmaceutical companies. We added Pfizer (1.0% of the Fund's portfolio as of April 30, 2005), a stock that had steadily declined to reach a valuation that we viewed as attractive relative to the company's growth prospects. We also purchased Wyeth (1.0% of the Fund's portfolio as of April 30, 2005), which we believe has renewed growth potential in the wake of surviving numerous product difficulties.

      Elsewhere of note, we established a position in Boeing (1.5% of the Fund's portfolio as of April 30, 2005), a company we think could benefit from an upturn in the aerospace cycle. Our late-period sales included EMC Corp., a technology company focused on data storage systems. The elimination reflected our concerns over revenue growth within a lackluster technology spending environment. We also reduced our overall exposure to the industrial sector, in part to increase our aerospace exposure.

      Going forward, we will continue to adhere to our general strategy of seeking sectors and companies with the potential to outperform the overall market. We look for stocks available at a reasonable price relative to projected growth, while employing themes or patterns associated with growth companies, such as significant fundamental changes, generation of large free cash flows or company share-buyback programs.

Jeffrey T. Rose
Marian U. Pardo

Credit Suisse Asset Management, LLC

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
                   -------------------------------------------

                                                            SINCE      INCEPTION
                       1 YEAR     5 YEARS     10 YEARS    INCEPTION      DATE
                       ------     -------     --------    ---------    ---------
Common Class             1.23%     (11.25)%       9.12%        9.19%    08/17/87
Advisor Class            0.74%     (11.69)%       8.59%        8.84%    04/04/91
Class A Without
    Sales Charge         0.97%         --           --        (3.89)%   11/30/01
Class A With Maximum
    Sales Charge        (4.83)%        --           --        (5.58)%   11/30/01
Class B Without CDSC     0.26%         --           --        (4.60)%   11/30/01
Class B With CDSC       (3.74)%        --           --        (4.89)%   11/30/01
Class C Without CDSC     0.20%         --           --        (4.62)%   11/30/01
Class C With CDSC       (0.80)%        --           --        (4.62)%   11/30/01

                   AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
                   -------------------------------------------

                                                            SINCE      INCEPTION
                       1 YEAR     5 YEARS     10 YEARS    INCEPTION      DATE
                       ------     -------     --------    ---------    ---------
Common Class             0.59%      (9.99)%       8.75%        9.04%    08/17/87
Advisor Class            0.07%     (10.44)%       8.22%        8.64%    04/04/91
Class A Without
    Sales Charge         0.26%         --           --        (4.31)%   11/30/01
Class A With Maximum
    Sales Charge        (5.51)%        --           --        (5.95)%   11/30/01
Class B Without CDSC    (0.40)%        --           --        (5.01)%   11/30/01
Class B With CDSC       (4.39)%        --           --        (5.29)%   11/30/01
Class C Without CDSC    (0.40)%        --           --        (5.01)%   11/30/01
Class C With CDSC       (1.40)%        --           --        (5.01)%   11/30/01

    RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

________________
1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 4.92%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 3.53%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was down 0.46%.

3 The Russell 1000 (R) Growth Index measures the performance of those companies in the Russell 1000 (R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------


                               COMMON     ADVISOR
ACTUAL FUND RETURN              CLASS      CLASS     CLASS A    CLASS B     CLASS C
                              ---------  ---------  ---------  ---------   ---------
Beginning Account
   Value 11/1/04              $1,000.00  $1,000.00  $1,000.00  $1,000.00   $1,000.00
Ending Account
   Value 4/30/05              $1,009.80  $1,007.50  $1,008.60  $1,004.70   $1,005.40
Expenses Paid per $1,000*     $    5.83  $    8.31  $    7.07  $   10.79   $   10.79

HYPOTHETICAL 5% FUND RETURN
Beginning Account
   Value 11/1/04              $1,000.00  $1,000.00  $1,000.00  $1,000.00   $1,000.00
Ending Account
   Value 04/30/05             $1,018.99  $1,016.51  $1,017.75  $1,014.03   $1,014.03
Expenses Paid per $1,000*     $    5.86  $    8.35  $    7.10  $   10.84   $   10.84



                                COMMON    ADVISOR
                                CLASS      CLASS     CLASS A    CLASS B     CLASS C
                              ---------  ---------  ---------  ---------   ---------
ANNUALIZED EXPENSE RATIOS*         1.17%      1.67%      1.42%      2.17%       2.17%


_______________
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

    THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

[BAR CHART]

SECTOR BREAKDOWN*

Health Care                                                                24.1%
Technology                                                                 20.1%
Consumer Discretionary                                                     18.8%
Materials & Processing                                                      8.4%
Consumer Staples                                                            7.9%
Financial Services                                                          5.0%
Producer Durables                                                           4.6%
Other                                                                       4.3%
Other Energy                                                                3.3%
Short-Term Investments                                                      2.6%
Auto & Transportation                                                       0.9%

_______________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE MID-CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    May 25, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                                   4.60%
Advisor 1                                                                  4.35%
Class A 1,2                                                                4.47%
Class B 1,2                                                                4.12%
Class C 1,2                                                                3.94%
Russell 2500 TM Growth Index 3                                             1.13%
Russell Midcap (R) Growth Index 4                                          4.06%

      Performance for the Fund's Class A shares, Class B shares and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Stocks surged in the first two months of the period, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short term interest rates. On the earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed.

      Health care, consumer staples and utilities stocks generally outperformed as investors favored relatively defensive sectors. The energy sector was a strong performer amid high oil prices. Technology stocks and the oil-sensitive transportation sector were among the poor performers for the period.

STRATEGIC REVIEW: TECHNOLOGY ADDS VALUE DESPITE OUT-OF-FAVOR SECTOR

      Overall, the Fund outperformed its benchmarks for the period, helped by good stock selection in the consumer discretionary sector and the materials sector, where Monsanto (2.5% of the Fund's portfolio as of April 30, 2005) benefited from expanding markets for its genetically modified seeds. In the technology sector, the Fund's holdings had a collective gain--despite the negative period for technology stocks broadly--led by Macromedia (3.2% of

CREDIT SUISSE MID-CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

the Fund's portfolio as of April 30, 2005), which rose on news that it would be acquired by Adobe. On the negative side, the Fund's health care stocks underperformed.

      In terms of noteworthy recent portfolio activity, our purchases included Roper Industries (1.3% of the Fund's portfolio as of April 30, 2005), based on our analysis of demand for the company's products in a variety of industrial areas. In the materials sector, we established a position in Precision Castparts (1.2% of the Fund's portfolio as of April 30, 2005), which we think could benefit from an upturn in the cycle for aerospace parts. The position was a replacement for Goodrich, which we sold in the wake of good performance and higher valuation. Other sales included Lexmark International, based on our concerns over increased competition for printers.

      Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, including companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth.

The Credit Suisse Mid-Cap Growth Team

Marian U. Pardo
Eric M. Wiegand
Leo M. Bernstein
Calvin E. Chung

      INVESTING IN SMALL TO MEDIUM-SIZED COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE MID-CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
                   -------------------------------------------

                                                            SINCE      INCEPTION
                       1 YEAR     5 YEARS     10 YEARS    INCEPTION      DATE
                       ------     -------     --------    ---------    ---------
Common Class             2.28%      (7.87)%       7.46%       10.67%    01/21/88
Advisor Class            1.76%      (8.34)%       6.95%        8.85%    04/04/91
Class A Without
    Sales Charge         2.03%         --           --         4.65%    11/30/01
Class A With Maximum
    Sales Charge        (3.83)%        --           --         2.81%    11/30/01
Class B Without CDSC     1.29%         --           --         2.61%    02/27/04
Class B With CDSC       (2.71)%        --           --        (0.14)%   02/27/04
Class C Without CDSC     1.22%         --           --         2.58%    02/27/04
Class C With CDSC        0.22%         --           --         2.58%    02/27/04

                   AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
                   -------------------------------------------

                                                            SINCE      INCEPTION
                       1 YEAR     5 YEARS     10 YEARS    INCEPTION      DATE
                       ------     -------     --------    ---------    ---------
Common Class             3.97%      (6.54)%       6.75%       10.37%    01/21/88
Advisor Class            3.45%      (7.01)%       6.25%        8.50%    04/04/91
Class A Without
    Sales Charge         3.68%         --           --         3.35%    11/30/01
Class A With Maximum
    Sales Charge        (2.29)%        --           --         1.58%    11/30/01
Class B Without CDSC     2.97%         --           --        (0.94)%   02/27/04
Class B With CDSC       (1.03)%        --           --        (3.48)%   02/27/04
Class C Without CDSC     2.82%         --           --        (1.00)%   02/27/04
Class C With CDSC        1.82%         --           --        (1.00)%   02/27/04

    RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

CREDIT SUISSE MID-CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

_______________
1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 1.53%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was up 0.12%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was up 2.94%.

3 The Russell 2500 TM Growth Index measures the performance of those companies in the Russell 2500 TM Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in a an index.

4 The Russell Midcap (R) Growth Index measures the performance of those companies in the Russell Midcap (R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE MID-CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE MID-CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------


                               COMMON     ADVISOR
ACTUAL FUND RETURN              CLASS      CLASS     CLASS A    CLASS B     CLASS C
                              ---------  ---------  ---------  ---------   ---------
Beginning Account
   Value 11/1/04              $1,000.00  $1,000.00  $1,000.00  $1,000.00   $1,000.00
Ending Account
   Value 04/30/05             $1,046.00  $1,043.50  $1,044.70  $1,041.20   $1,039.40
Expenses Paid per $1,000*     $    7.15  $    9.68  $    8.42  $   12.20   $   12.19

HYPOTHETICAL 5% FUND RETURN

Beginning Account
   Value 11/1/04              $1,000.00  $1,000.00  $1,000.00  $1,000.00   $1,000.00
Ending Account
   Value 04/30/05             $1,017.80  $1,015.32  $1,016.56  $1,012.84   $1,012.84
Expenses Paid per $1,000*     $    7.05  $    9.54  $    8.30  $   12.03   $   12.03



                               COMMON     ADVISOR
                                CLASS      CLASS     CLASS A    CLASS B     CLASS C
                              ---------  ---------  ---------  ---------   ---------
ANNUALIZED EXPENSE RATIOS*         1.41%      1.91%      1.66%      2.41%       2.41%


_______________
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

    THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE MID-CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

[BAR CHART]

SECTOR BREAKDOWN*

Consumer Discretionary                                                     28.2%
Health Care                                                                20.7%
Technology                                                                 18.8%
Materials & Processing                                                      5.8%
Other Energy                                                                5.4%
Financial Services                                                          5.3%
Producer Durables                                                           4.8%
Short-Term Investments                                                      3.7%
Consumer Staples                                                            3.4%
Utilities                                                                   2.9%
Auto & Transportation                                                       1.0%

________________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE SMALL CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    May 25, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common 1                                                                 (1.67)%
Advisor 1                                                                (2.00)%
Class A 1,2                                                              (1.62)%
Class B 1,2                                                              (2.00)%
Class C 1,2                                                              (2.00)%
Russell 2000 (R) Growth Index 3                                          (1.99)%

      Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

      Stocks surged in the first two months of the period, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short term interest rates. On the earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed. The uncertainty especially weighed on small cap growth stocks, which ended the period in negative territory.

      Health care, consumer staples and utilities stocks generally outperformed as investors favored relatively defensive sectors. The energy sector was a strong performer amid high oil prices. Technology stocks and the oil-sensitive transportation sector were among the poor performers for the period.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

      The Fund's Common Class Shares and Class A Shars outperformed the Fund's benchmark for the period, though the Fund in total had a loss within a difficult environment for the types of stocks it targets. Factors that aided the Fund's relative performance included its significant overweighting in the energy sector and its underweighting in the financial services sector, which struggled amid the threat and reality of rising interest rates. Stock selection in the consumer discretionary sector was positive in both absolute and relative terms. Good performers here included Panera Bread, a restaurant chain whose stock

CREDIT SUISSE SMALL CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

rose as the "Atkins Diet" phenomenon faded (we sold the stock late in the period as it reached our price target). On the negative side, factors that hindered the Fund included its overweighting in technology and stock selection in the health care sector.

      With regard to noteworthy recent portfolio activity, our purchases included Symmetricom (1.3% of the Fund's portfolio as of April 30, 2005), a producer durables company that has a majority market share for a unique telecom network component. In the energy sector, we participated in the IPO of W&T Offshore (1.1% of the Fund's portfolio as of April 30, 2005), an independent oil and gas company focused on the Gulf of Mexico. We believe it is a well-managed company with good long-term prospects. Another new stock we purchased in the period was Taro Pharmaceutical (1.1% of the Fund's portfolio as of April 30, 2005), which we think is well positioned in the market for generic drugs. Our sales in the period included Grey Wolf, an energy company whose stock in our judgment had appreciated to reach fair value.

      Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, and includes companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth. Our general strategy is focused on a company's longer-term prospects, though we also attempt to identify stocks poised to benefit from specific market catalysts over the nearer term.

The Credit Suisse Small/Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

      INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE SMALL CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005 1
                   -------------------------------------------

                                                            SINCE      INCEPTION
                                  1 YEAR      5 YEARS     INCEPTION       DATE
                                  -------     --------    ---------    ---------
Common Class                        (2.83)%      (6.84)%       8.96%    12/31/96
Advisor Class                       (3.28)%         --        (0.89)%   02/27/04
Class A Without Sales Charge        (2.73)%         --         4.53%    11/30/01
Class A With Maximum Sales Charge   (8.34)%         --         2.69%    11/30/01
Class B Without CDSC                (3.48)%         --        (1.12)%   02/27/04
Class B With CDSC                   (7.34)%         --        (3.84)%   02/27/04
Class C Without CDSC                (3.48)%         --        (1.12)%   02/27/04
Class C With CDSC                   (4.45)%         --        (1.12)%   02/27/04

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005 1
                   -------------------------------------------

                                                            SINCE      INCEPTION
                                  1 YEAR      5 YEARS     INCEPTION       DATE
                                  -------     --------    ---------    ---------
Common Class                        (3.89)%      (5.03)%       7.97%    12/31/96
Advisor Class                       (4.37)%         --        (6.50)%   02/27/04
Class A Without Sales Charge        (3.84)%         --         2.34%    11/30/01
Class A With Maximum Sales Charge   (9.38)%         --         0.58%    11/30/01
Class B Without CDSC                (4.53)%         --        (6.72)%   02/27/04
Class B With CDSC                   (8.35)%         --        (9.12)%   02/27/04
Class C Without CDSC                (4.53)%         --        (6.72)%   02/27/04
Class C With CDSC                   (5.49)%         --        (6.72)%   02/27/04

    RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

CREDIT SUISSE SMALL CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

____________
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 7.26%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 5.92%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was down 2.98%.

3 The Russell 2000 (R) Growth Index measures the performance of those companies in the Russell 2000 (R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE SMALL CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE SMALL CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------


                               COMMON     ADVISOR
ACTUAL FUND RETURN              CLASS      CLASS     CLASS A    CLASS B     CLASS C
                              ---------  ---------  ---------  ---------   ---------
Beginning Account
   Value 11/1/04              $1,000.00  $1,000.00  $1,000.00  $1,000.00   $1,000.00
Ending Account
   Value 04/30/05             $  983.30  $  980.00  $  983.80  $  980.00   $  980.00
Expenses Paid per $1,000*     $    6.88  $    8.10  $    6.89  $   10.56   $   10.56

HYPOTHETICAL 5% FUND RETURN
Beginning Account
   Value 11/1/04              $1,000.00  $1,000.00  $1,000.00  $1,000.00   $1,000.00
Ending Account
   Value 04/30/05             $1,017.85  $1,016.61  $1,017.85  $1,014.13   $1,014.13
Expenses Paid per $1,000*     $    7.00  $    8.25  $    7.00  $   10.74   $   10.74



                               COMMON     ADVISOR
                                CLASS      CLASS     CLASS A    CLASS B     CLASS C
                              ---------  ---------  ---------  ---------   ---------
ANNUALIZED EXPENSE RATIOS*         1.40%      1.65%      1.40%      2.15%       2.15%


_________________
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

    THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE SMALL CAP GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

[BAR CHART]

SECTOR BREAKDOWN*

Consumer Discretionary                                                     27.6%
Health Care                                                                23.8%
Technology                                                                 20.4%
Other Energy                                                                9.0%
Materials & Processing                                                      6.2%
Producer Durables                                                           4.8%
Short-Term Investments                                                      4.7%
Financial Services                                                          2.5%
Consumer Staples                                                            1.0%

_________________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES         VALUE
                                                       ----------  ------------
COMMON STOCKS (97.9%)
AEROSPACE & DEFENSE (7.1%)
   Boeing Co.                                              93,700  $  5,577,024
   L-3 Communications Holdings, Inc.                      133,400     9,467,398
   Precision Castparts Corp.                               47,400     3,491,484
   United Technologies Corp.                               71,400     7,262,808
                                                                   ------------
                                                                     25,798,714
                                                                   ------------

AUTO COMPONENTS (0.9%)
   Autoliv, Inc.                                           77,000     3,407,250
                                                                   ------------

BIOTECHNOLOGY (5.7%)
   Genentech, Inc.*                                        80,400     5,703,576
   Genzyme Corp.*                                          95,200     5,579,672
   Gilead Sciences, Inc.*                                 148,800     5,520,480
   Martek Biosciences Corp.*@                              60,600     2,319,162
   Neurocrine Biosciences, Inc.*                           48,200     1,685,072
                                                                   ------------
                                                                     20,807,962
                                                                   ------------

CHEMICALS (6.2%)
   Crompton Corp.                                         283,300     3,980,365
   Du Pont (E. I.) de Nemours & Co.                       212,600    10,015,586
   Monsanto Co.                                           145,500     8,529,210
                                                                   ------------
                                                                     22,525,161
                                                                   ------------

COMMUNICATIONS EQUIPMENT (5.0%)
   Comverse Technology, Inc.*                             294,100     6,702,539
   Corning, Inc.*                                         486,400     6,688,000
   Qualcomm, Inc.                                         140,200     4,891,578
                                                                   ------------
                                                                     18,282,117
                                                                   ------------

COMPUTERS & PERIPHERALS (4.3%)
   Avid Technology, Inc.*@                                 82,400     4,079,624
   NCR Corp.*                                             253,900     8,378,700
   Sun Microsystems, Inc.*                                918,300     3,333,429
                                                                   ------------
                                                                     15,791,753
                                                                   ------------

DIVERSIFIED FINANCIALS (2.3%)
   Capital One Financial Corp.                            120,100     8,513,889
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
   Broadcom Corp. Class A*                                152,400     4,558,284
   PerkinElmer, Inc.                                       89,700     1,659,450
   Roper Industries, Inc.@                                 57,300     3,877,491
                                                                   ------------
                                                                     10,095,225
                                                                   ------------

ENERGY EQUIPMENT & SERVICES (1.3%)
   Bonneville Pacific Corp.*^                              16,883             1
   Smith International, Inc.                               47,400     2,757,732
   Weatherford International, Ltd.*                        34,500     1,799,175
                                                                   ------------
                                                                      4,556,908
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
COMMON STOCKS
FOOD & DRUG RETAILING (2.9%)
   CVS Corp.                                               98,800  $  5,096,104
   Whole Foods Market, Inc.                                55,600     5,544,432
                                                                   ------------
                                                                     10,640,536
                                                                   ------------

FOOD PRODUCTS (2.3%)
   Campbell Soup Co.                                      137,000     4,074,380
   Wm. Wrigley Jr. Co.                                     61,500     4,251,495
                                                                   ------------
                                                                      8,325,875
                                                                   ------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.0%)
   Dade Behring Holdings, Inc.                            120,700     7,443,569
   Guidant Corp.                                           56,000     4,148,480
   St. Jude Medical, Inc.*                                 77,500     3,024,825
                                                                   ------------
                                                                     14,616,874
                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES (4.3%)
   Aetna, Inc.                                             36,500     2,678,005
   LifePoint Hospitals, Inc.*                              80,600     3,582,670
   UnitedHealth Group, Inc.                                27,900     2,636,829
   WellPoint, Inc.*                                        52,900     6,757,975
                                                                   ------------
                                                                     15,655,479
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (3.3%)
   Harrah's Entertainment, Inc.                            52,000     3,412,240
   Starbucks Corp.*                                       100,200     4,961,904
   Starwood Hotels & Resorts Worldwide, Inc.               64,200     3,488,628
                                                                   ------------
                                                                     11,862,772
                                                                   ------------

HOUSEHOLD DURABLES (1.4%)
   Sony Corp. ADR                                         134,100     4,922,811
                                                                   ------------

HOUSEHOLD PRODUCTS (3.6%)
   Kimberly-Clark Corp.                                    56,000     3,497,200
   Procter & Gamble Co.                                   181,000     9,801,150
                                                                   ------------
                                                                     13,298,350
                                                                   ------------

INDUSTRIAL CONGLOMERATES (4.3%)
   General Electric Co.                                   193,000     6,986,600
   Tyco International, Ltd.                               281,500     8,813,765
                                                                   ------------
                                                                     15,800,365
                                                                   ------------

INSURANCE (2.7%)
   AMBAC Financial Group, Inc.                             61,300     4,097,905
   American International Group, Inc.                     111,600     5,674,860
                                                                   ------------
                                                                      9,772,765
                                                                   ------------

INTERNET SOFTWARE & SERVICES (4.4%)
   VeriSign, Inc.*                                        263,600     6,974,856
   Yahoo!, Inc.*                                          259,200     8,944,992
                                                                   ------------
                                                                     15,919,848
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
COMMON STOCKS
IT CONSULTING & SERVICES (0.4%)
   NAVTEQ Corp.*                                           41,400  $  1,507,788
                                                                   ------------

MEDIA (5.4%)
   E.W. Scripps Co. Class A@                               76,700     3,906,331
   Getty Images, Inc.*@                                    64,600     4,622,130
   News Corp. Class A                                     242,242     3,701,458
   Time Warner, Inc.*                                     324,100     5,448,121
   XM Satellite Radio Holdings, Inc. Class A*@             69,900     1,939,026
                                                                   ------------
                                                                     19,617,066
                                                                   ------------

METALS & MINING (1.3%)
   Newmont Mining Corp.                                   124,000     4,708,280
                                                                   ------------

MULTILINE RETAIL (1.0%)
   Dollar General Corp.                                   171,700     3,494,095
                                                                   ------------

OIL & GAS (2.1%)
   Forest Oil Corp.*                                       45,800     1,764,674
   XTO Energy, Inc.                                       192,966     5,821,784
                                                                   ------------
                                                                      7,586,458
                                                                   ------------

PHARMACEUTICALS (10.2%)
   Johnson & Johnson                                      169,200    11,612,196
   Medco Health Solutions, Inc.*                           76,300     3,889,011
   Pfizer, Inc.                                           134,100     3,643,497
   Schering-Plough Corp.                                  359,900     7,511,113
   Sepracor, Inc.*@                                       114,800     6,878,816
   Wyeth                                                   82,400     3,703,056
                                                                   ------------
                                                                     37,237,689
                                                                   ------------

SOFTWARE (6.8%)
   Activision, Inc.*                                      166,867     2,412,892
   Macromedia, Inc.*                                      215,100     8,520,111
   Microsoft Corp.                                        454,000    11,486,200
   Oracle Corp.*                                          211,500     2,444,940
                                                                   ------------
                                                                     24,864,143
                                                                   ------------

SPECIALTY RETAIL (1.9%)
   Office Depot, Inc.*                                    177,000     3,465,660
   The Gap, Inc.                                          169,400     3,616,690
                                                                   ------------
                                                                      7,082,350
                                                                   ------------

TOTAL COMMON STOCKS (Cost $329,988,773)                             356,692,523
                                                                   ------------

SHORT-TERM INVESTMENTS (6.1%)
   State Street Navigator Prime Fund@@                 12,891,492    12,891,492

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                           PAR
                                                          (000)       VALUE
                                                       ----------  ------------
SHORT-TERM INVESTMENTS
   State Street Bank and Trust Co. Euro Time
    Deposit, 1.850%, 5/02/05                           $    9,290  $  9,290,000
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (Cost $22,181,492)                      22,181,492
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (104.0%) (Cost $352,170,265)             378,874,015

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.0%)                       (14,597,384)
                                                                   ------------

NET ASSETS (100.0%)                                                $364,276,631
                                                                   ============

                             INVESTMENT ABBREVIATION
                        ADR = American Depositary Receipt

--------------------------------------------------------------------------------

*   Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

@   Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES       VALUE
                                                       ----------  ------------
COMMON STOCKS (97.1%)
AEROSPACE & DEFENSE (5.3%)
   Alliant Techsystems, Inc.*                              85,100  $  5,887,218
   L-3 Communications Holdings, Inc.                       96,900     6,876,993
   Precision Castparts Corp.                               59,300     4,368,038
                                                                   ------------
                                                                     17,132,249
                                                                   ------------

AUTO COMPONENTS (1.0%)
   Autoliv, Inc.                                           74,900     3,314,325
                                                                   ------------

BIOTECHNOLOGY (7.5%)
   Amylin Pharmaceuticals, Inc.*@                         160,500     2,728,500
   Charles River Laboratories International, Inc.*@       157,400     7,456,038
   Genzyme Corp.*                                         121,600     7,126,976
   Martek Biosciences Corp.*@                              84,100     3,218,507
   Neurocrine Biosciences, Inc.*@                          63,000     2,202,480
   Protein Design Labs, Inc.*@                             98,700     1,764,756
                                                                   ------------
                                                                     24,497,257
                                                                   ------------

CHEMICALS (4.4%)
   Crompton Corp.@                                        381,000     5,353,050
   Monsanto Co.                                           155,000     9,086,100
                                                                   ------------
                                                                     14,439,150
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (2.5%)
   Alliance Data Systems Corp.*                           120,000     4,848,000
   Corporate Executive Board Co.                           50,200     3,299,646
                                                                   ------------
                                                                      8,147,646
                                                                   ------------

COMMUNICATIONS EQUIPMENT (1.6%)
   Comverse Technology, Inc.*                             230,800     5,259,932
                                                                   ------------

COMPUTERS & PERIPHERALS (4.8%)
   Avid Technology, Inc.*@                                 95,000     4,703,450
   NCR Corp.*                                             278,500     9,190,500
   Network Appliance, Inc.*                                58,600     1,560,518
                                                                   ------------
                                                                     15,454,468
                                                                   ------------

DIVERSIFIED FINANCIALS (0.5%)
   CIT Group, Inc.                                         41,500     1,671,620
                                                                   ------------

ELECTRONIC EQUIPMENT & Instruments (3.2%)
   Broadcom Corp. Class A*                                186,600     5,581,206
   Roper Industries, Inc.                                  70,200     4,750,434
                                                                   ------------
                                                                     10,331,640
                                                                   ------------

ENERGY EQUIPMENT & SERVICES (2.1%)
   National Oilwell Varco, Inc.*                          103,300     4,105,142
   Smith International, Inc.                               46,500     2,705,370
                                                                   ------------
                                                                      6,810,512
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES       VALUE
                                                       ----------  ------------
COMMON STOCKS
FOOD & DRUG RETAILING (1.6%)
   Whole Foods Market, Inc.                                51,300  $  5,115,636
                                                                   ------------

FOOD PRODUCTS (1.8%)
   Campbell Soup Co.                                      199,800     5,942,052
                                                                   ------------

HEALTHCARE EQUIPMENT & SUPPLIES (3.7%)
   Beckman Coulter, Inc.@                                  67,400     4,496,254
   Dade Behring Holdings, Inc.                             29,500     1,819,265
   Varian Medical Systems, Inc.*                          173,300     5,847,142
                                                                   ------------
                                                                     12,162,661
                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES (3.8%)
   AMERIGROUP Corp.*@                                     204,600     7,185,552
   LifePoint Hospitals, Inc.*                             113,600     5,049,520
                                                                   ------------
                                                                     12,235,072
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (5.9%)
   Harrah's Entertainment, Inc.                            54,900     3,602,538
   MGM Mirage, Inc.*@                                      96,100     6,708,741
   Starwood Hotels & Resorts Worldwide, Inc.              164,700     8,949,798
                                                                   ------------
                                                                     19,261,077
                                                                   ------------

HOUSEHOLD DURABLES (1.9%)
   Snap-on, Inc.                                          186,700     6,192,839
                                                                   ------------

INSURANCE (3.3%)
   AMBAC Financial Group, Inc.                             62,450     4,174,782
   Genworth Financial, Inc. Class A                       239,300     6,688,435
                                                                   ------------
                                                                     10,863,217
                                                                   ------------

INTERNET SOFTWARE & SERVICES (2.8%)
   CNET Networks, Inc.*@                                  162,900     1,615,154
   VeriSign, Inc.*                                        284,800     7,535,808
                                                                   ------------
                                                                      9,150,962
                                                                   ------------

IT CONSULTING & SERVICES (1.1%)
   NAVTEQ Corp.*                                          101,100     3,682,062
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS (2.2%)
   SCP Pool Corp.@                                        221,800     7,226,244
                                                                   ------------

MACHINERY (0.7%)
   UNOVA, Inc.*@                                          119,000     2,113,440
                                                                   ------------

MEDIA (5.1%)
   Dolby Laboratories, Inc. Class A*                       81,200     1,660,540
   E.W. Scripps Co. Class A@                              108,500     5,525,905
   Getty Images, Inc.*@                                   106,300     7,605,765
   XM Satellite Radio Holdings, Inc. Class A*@             68,300     1,894,642
                                                                   ------------
                                                                     16,686,852
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                         SHARES       VALUE
                                                       ----------  ------------
COMMON STOCKS
Oil & Gas (3.4%)
   Forest Oil Corp.*                                       99,100  $  3,818,323
   Newfield Exploration Co.*                               74,400     5,284,632
   W&T Offshore, Inc.@                                     90,200     1,808,510
                                                                   ------------
                                                                     10,911,465
                                                                   ------------

PERSONAL PRODUCTS (1.6%)
   Alberto-Culver Co.                                     114,900     5,113,050
                                                                   ------------

PHARMACEUTICALS (5.8%)
   Medco Health Solutions, Inc.*                           55,800     2,844,126
   Sepracor, Inc.*@                                       112,000     6,711,040
   Taro Pharmaceutical Industries, Ltd.*@                 202,400     5,881,744
   Valeant Pharmaceuticals International@                 165,300     3,429,975
                                                                   ------------
                                                                     18,866,885
                                                                   ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.0%)
   FormFactor, Inc.*@                                     116,000     2,649,440
   Tessera Technologies, Inc.*@                           143,800     3,819,328
                                                                   ------------
                                                                      6,468,768
                                                                   ------------

SOFTWARE (6.4%)
   Activision, Inc.*                                      313,200     4,528,872
   Adobe Systems, Inc.                                     75,900     4,513,773
   Macromedia, Inc.*                                      296,000    11,724,560
                                                                   ------------
                                                                     20,767,205
                                                                   ------------

SPECIALTY RETAIL (3.4%)
   Office Depot, Inc.*                                    231,200     4,526,896
   Williams-Sonoma, Inc.*                                 192,100     6,433,429
                                                                   ------------
                                                                     10,960,325
                                                                   ------------

TEXTILES & APPAREL (3.1%)
   Coach, Inc.*                                           190,300     5,100,040
   Columbia Sportswear Co.*@                              111,600     4,798,800
                                                                   ------------
                                                                      9,898,840
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES (4.6%)
   Crown Castle International Corp.*                      325,200     5,245,476
   Nextel Partners, Inc. Class A*@                        405,400     9,535,008
                                                                   ------------
                                                                     14,780,484
                                                                   ------------

TOTAL COMMON STOCKS (Cost $278,775,142)                             315,457,935
                                                                   ------------

PREFERRED STOCK (0.0%)
TELECOMMUNICATIONS (0.0%)
   Celletra, Ltd. Series C*++
      (Cost $7,000,000)                                 1,102,524             0
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES       VALUE
                                                       ----------  ------------
SHORT-TERM INVESTMENTS (17.1%)
   State Street Navigator Prime Fund@@                 43,223,037  $ 43,223,037

                                                          PAR
                                                         (000)
                                                       ----------
   State Street Bank and Trust Co. Euro Time
    Deposit, 1.850%, 5/02/05                           $   12,128    12,128,000
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (Cost $55,351,037)                      55,351,037
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (114.2%) (Cost $341,126,179)             370,808,972

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.2%)                      (46,048,825)
                                                                   ------------

NET ASSETS (100.0%)                                                $324,760,147
                                                                   ============

--------------------------------------------------------------------------------

*   Non-income producing security.

++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

@   Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
COMMON STOCKS (94.8%)
AGRICULTURE (1.1%)
   Delta and Pine Land Co.                                 31,000  $    781,200
                                                                   ------------

BANKS (1.1%)
   Boston Private Financial Holdings, Inc.@                36,200       808,708
                                                                   ------------

BIOTECHNOLOGY (1.9%)
   Martek Biosciences Corp.*@                              15,800       604,666
   Nabi Biopharmaceuticals*@                               69,200       754,280
                                                                   ------------
                                                                      1,358,946
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (4.3%)
   Greenfield Online, Inc.*@                               55,400       998,308
   Kforce, Inc.*@                                          78,600       627,228
   Resources Connection, Inc.*@                            35,400       676,494
   Universal Technical Institute, Inc.*                    22,200       775,002
                                                                   ------------
                                                                      3,077,032
                                                                   ------------

COMMUNICATIONS EQUIPMENT (4.0%)
   Harmonic, Inc.*@                                       125,900       693,709
   Kanbay International, Inc.*@                            56,700     1,019,466
   Symmetricom, Inc.*                                     112,000     1,153,600
                                                                   ------------
                                                                      2,866,775
                                                                   ------------

COMPUTERS & PERIPHERALS (1.5%)
   Avid Technology, Inc.*                                  21,100     1,044,661
                                                                   ------------

CONTAINERS & PACKAGING (1.3%)
   Crown Holdings, Inc.*                                   63,200       951,160
                                                                   ------------

DISTRIBUTION & WHOLESALE (1.3%)
   Beacon Roofing Supply, Inc.*                            43,000       954,600
                                                                   ------------

DIVERSIFIED FINANCIALS (1.3%)
   Affiliated Managers Group, Inc.*@                       15,050       941,077
                                                                   ------------

ENERGY EQUIPMENT & SERVICES (2.6%)
   FMC Technologies, Inc.*                                 31,900       967,527
   Newpark Resources, Inc.*@                              150,400       903,904
                                                                   ------------
                                                                      1,871,431
                                                                   ------------

FOOD PRODUCTS (1.0%)
   John B. Sanfilippo & Son, Inc.*@                        32,213       723,504
                                                                   ------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.3%)
   Advanced Neuromodulation Systems, Inc.*@                22,000       662,420
   American Medical Systems Holdings, Inc.*                44,400       775,224
   Dexcom, Inc.*                                           19,700       197,000
                                                                   ------------
                                                                      1,634,644
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

--------------------------------------------------------------------------------


                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
COMMON STOCKS
HEALTHCARE PROVIDERS & SERVICES (14.8%)
   Amedisys, Inc.*@                                        28,300  $    849,283
   AMERIGROUP Corp.*                                       41,600     1,460,992
   Centene Corp.*                                          25,300       704,605
   Gentiva Health Services, Inc.*@                         50,200       982,916
   Kindred Healthcare, Inc.*@                              32,200     1,059,380
   LifePoint Hospitals, Inc.*                              17,200       764,540
   Molina Healthcare, Inc.*                                22,600       988,750
   Occulogix, Inc.*@                                       63,200       404,480
   Psychiatric Solutions, Inc.*@                           34,100     1,466,982
   Sunrise Senior Living, Inc.*                            15,700       804,468
   United Surgical Partners International, Inc.*@          24,900     1,101,825
                                                                   ------------
                                                                     10,588,221
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (4.7%)
   Aztar Corp.*@                                           29,700       811,107
   Carmike Cinemas, Inc.@                                  25,000       875,000
   Great Wolf Resorts, Inc.*@                              43,100       914,798
   Orient-Express Hotels, Ltd. Class A                     28,000       735,560
                                                                   ------------
                                                                      3,336,465
                                                                   ------------

INTERNET & CATALOG RETAIL (0.9%)
   Coldwater Creek, Inc.*                                  20,057       335,353
   Shopping.com, Ltd.*@                                    24,900       327,435
                                                                   ------------
                                                                        662,788
                                                                   ------------

INTERNET SOFTWARE & SERVICES (7.9%)
   24/7 Real Media, Inc.*@                                137,900       395,773
   Chordiant Software, Inc.*                              254,700       448,272
   CNET Networks, Inc.*@                                   75,300       746,599
   Digitas, Inc.*@                                        152,400     1,519,428
   Gravity Company, Ltd. ADR*@                             29,500       263,730
   MatrixOne, Inc.*@                                      126,700       541,009
   Openwave Systems, Inc.*@                               103,166     1,381,393
   webMethods, Inc.*@                                      73,400       342,778
                                                                   ------------
                                                                      5,638,982
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS (1.3%)
   RC2 Corp.*@                                             26,900       932,354
                                                                   ------------

MACHINERY (1.2%)
   Kennametal, Inc.                                        18,900       856,170
                                                                   ------------

MEDIA (3.3%)
   aQuantive, Inc.*@                                      110,700     1,228,770
   Lions Gate Entertainment Corp.*@                       112,800     1,089,648
                                                                   ------------
                                                                      2,318,418
                                                                   ------------

METALS & MINING (0.8%)
   GrafTech International, Ltd.*@                         138,400       527,304
                                                                   ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                          SHARES       VALUE
                                                       ----------  ------------
COMMON STOCKS
OIL & GAS (6.3%)
   Comstock Resources, Inc.*@                              55,700  $  1,409,210
   Denbury Resources, Inc.*                                44,500     1,412,430
   Remington Oil & Gas Corp.*@                             23,900       697,163
   W&T Offshore, Inc.@                                     48,900       980,445
                                                                   ------------
                                                                      4,499,248
                                                                   ------------

PHARMACEUTICALS (4.7%)
   Angiotech Pharmaceuticals, Inc.*                        53,900       732,501
   Inspire Phamaceuticals, Inc.*@                          93,500       660,110
   Medicines Co.*@                                         41,300       881,755
   Taro Pharmaceutical Industries, Ltd.*                   36,400     1,057,784
                                                                   ------------
                                                                      3,332,150
                                                                   ------------

REAL ESTATE (1.7%)
   HouseValues, Inc.*@                                     92,300     1,200,823
                                                                   ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (8.7%)
   Axcelis Technologies, Inc.*@                            46,000       285,660
   Cymer, Inc.*@                                           22,600       560,254
   FormFactor, Inc.*@                                      33,300       760,572
   Genesis Microchip, Inc.*@                               94,800     1,356,588
   Tessera Technologies, Inc.*@                            31,800       844,608
   Trident Microsystems, Inc.*@                            64,600     1,100,138
   Varian Semiconductor Equipment Associates, Inc.*@       14,400       536,976
   Zoran Corp.*@                                           73,200       774,456
                                                                   ------------
                                                                      6,219,252
                                                                   ------------

SOFTWARE (6.8%)
   Activision, Inc.*                                       79,133     1,144,268
   Open Solutions, Inc.*@                                  48,600       908,820
   Radiant Systems, Inc.*                                   8,010        68,886
   SkillSoft PLC ADR*@                                    162,300       632,970
   Take-Two Interactive Software, Inc.*@                   32,250       758,842
   THQ, Inc.*@                                             33,400       842,348
   TIBCO Software, Inc.*                                   70,500       503,370
                                                                   ------------
                                                                      4,859,504
                                                                   ------------

SPECIALTY RETAIL (5.7%)
   Aaron Rents, Inc.@                                      43,400       953,064
   Cost Plus, Inc.*@                                       26,400       612,216
   Design Within Reach, Inc.*@                             50,800       776,224
   Hot Topic, Inc.*                                        40,600       811,594
   Sports Authority, Inc.*@                                35,000       931,000
                                                                   ------------
                                                                      4,084,098
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES       VALUE
                                                       ----------  ------------
COMMON STOCKS
TEXTILES & APPAREL (2.3%)
   K-Swiss, Inc. Class A@                                  27,000  $    810,000
   Warnaco Group, Inc.*                                    35,900       806,314
                                                                   ------------
                                                                      1,616,314
                                                                   ------------

TOTAL COMMON STOCKS (Cost $64,899,734)                               67,685,829
                                                                   ------------

WARRANT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
   APW, Ltd. expires 7/31/09*^
        (Cost $0)                                              17             0
                                                                   ------------

SHORT-TERM INVESTMENTS (34.4%)
   State Street Navigator Prime Fund@@                 21,216,575    21,216,575

                                                          PAR
                                                         (000)
                                                       ----------

   State Street Bank and Trust Co. Euro Time Deposit,
     1.850%, 5/02/05                                   $    3,351     3,351,000
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (Cost $24,567,575)                      24,567,575
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (129.2%) (Cost $89,467,309)               92,253,404

LIABILITIES IN EXCESS OF OTHER ASSETS (-29.2%)                      (20,838,155)
                                                                   ------------

NET ASSETS (100.0%)                                                $ 71,415,249
                                                                   ============

                             INVESTMENT ABBREVIATION
                        ADR = American Depositary Receipt

--------------------------------------------------------------------------------

*   Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

@   Security or portion thereof is out on loan.

@@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                  CAPITAL
                                                                APPRECIATION         MID-CAP           SMALL CAP
                                                                    FUND           GROWTH FUND        GROWTH FUND
                                                               --------------     --------------     --------------
ASSETS
  Investments at value, including collateral for securities
       on loan of $12,891,492, $43,223,037 and $21,216,575,
       respectively (Cost $352,170,265, $341,126,179 and
       $89,467,309, respectively) (Note 2)                     $  378,874,015(1)  $  370,808,972(2)   $  92,253,404(3)
  Cash                                                                    255                162                117
  Receivable for investments sold                                          --          1,160,424            596,516
  Receivable for fund shares sold                                     144,568            203,968             65,062
  Dividend and interest receivable                                    160,775             25,660              8,931
  Prepaid expenses and other assets                                    51,129             65,069             66,546
                                                               --------------     --------------     --------------
       Total Assets                                               379,230,742        372,264,255         92,990,576
                                                               --------------     --------------     --------------
LIABILITIES
  Advisory fee payable (Note 3)                                       219,582            251,855             14,127
  Administrative services fee payable (Note 3)                        117,672            104,380             26,948
  Shareholder servicing/Distribution fee payable (Note 3)              17,163             22,662             15,317
  Payable upon return of securities loaned (Note 2)                12,891,492         43,223,037         21,216,575
  Payable for investments purchased                                 1,046,578          2,974,426            219,486
  Payable for fund shares redeemed                                    435,469            691,441              8,217
  Trustees'/Directors' fee payable                                      4,410              4,362              4,410
  Other accrued expenses payable                                      221,745            231,945             70,247
                                                               --------------     --------------     --------------
       Total Liabilities                                           14,954,111         47,504,108         21,575,327
                                                               --------------     --------------     --------------
NET ASSETS
  Capital stock, $0.001 par value (Note 7)                             23,660             11,134              3,911
  Paid-in capital (Note 7)                                        698,077,280        496,003,654         74,457,400
  Undistributed net investment income (loss)                        1,015,866         (1,726,946)          (525,539)
  Accumulated net realized loss on investments                   (361,543,926)      (199,210,488)        (5,306,618)
  Net unrealized appreciation from investments                     26,703,751         29,682,793          2,786,095
                                                               --------------     --------------     --------------
       Net Assets                                              $  364,276,631     $  324,760,147     $   71,415,249
                                                               ==============     ==============     ==============

COMMON SHARES
  Net assets                                                   $  355,144,041     $  298,746,800     $   70,110,300
  Shares outstanding                                               23,045,046         10,183,326          3,839,225
                                                               --------------     --------------     --------------
  Net asset value, offering price and redemption
       price per share                                         $        15.41     $        29.34     $        18.26
                                                               ==============     ==============     ==============

ADVISOR SHARES
  Net assets                                                   $    6,337,673     $   25,510,339     $          924
  Shares outstanding                                                  429,228            933,567                 51
                                                               --------------     --------------     --------------
  Net asset value, offering price and redemption
       price per share                                         $        14.77     $        27.33     $        18.16
                                                               ==============     ==============     ==============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                  CAPITAL
                                                                APPRECIATION         MID-CAP           SMALL CAP
                                                                    FUND           GROWTH FUND        GROWTH FUND
                                                               --------------     --------------     --------------
A SHARES
  Net assets                                                   $    1,431,783     $      470,919     $    1,287,963
  Shares outstanding                                                   93,711             16,227             70,497
                                                               --------------     --------------     --------------
  Net asset value and redemption price per share               $        15.28     $        29.02     $        18.27
                                                               ==============     ==============     ==============

  Maximum offering price per share (net asset value/(1-5.75%)) $        16.21     $        30.79     $        19.38
                                                               ==============     ==============     ==============

B SHARES
  Net assets                                                   $      611,586     $       31,101     $       15,141
  Shares outstanding                                                   41,064              1,081                836
                                                               --------------     --------------     --------------
  Net asset value and offering price per share                 $        14.89     $        28.78     $        18.11
                                                               ==============     ==============     ==============

C SHARES
  Net assets                                                   $      751,548     $          988     $          921
  Shares outstanding                                                   50,473                 34                 51
                                                               --------------     --------------     --------------
  Net asset value and offering price per share                 $        14.89     $        28.77     $        18.11
                                                               ==============     ==============     ==============


--------------------------------------------------------------------------------
1   Including $12,600,999 of securities on loan.

2   Including $42,185,281 of securities on loan.

3   Including $20,626,132 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                                  CAPITAL
                                                                APPRECIATION         MID-CAP           SMALL CAP
                                                                    FUND           GROWTH FUND        GROWTH FUND
                                                               --------------     --------------     --------------
INVESTMENT INCOME (Note 2)
  Dividends                                                    $    3,479,675     $      806,647     $       42,823
  Interest                                                             60,027            112,114             20,119
  Securities lending                                                    5,864             17,117             19,164
                                                               --------------     --------------     --------------
       Total investment income                                      3,545,566            935,878             82,106
                                                               --------------     --------------     --------------
EXPENSES
  Investment advisory fees (Note 3)                                 1,492,380          1,660,978            433,996
  Administrative services fees (Note 3)                               348,576            302,859             76,599
  Shareholder servicing/Distribution fees (Note 3)
       Common Class                                                        --                 --             97,415
       Advisor Class                                                   34,401             68,310                  2
       Class A                                                          2,280                695             11,067
       Class B                                                          2,848                124                 60
       Class C                                                          4,209                  5                  5
  Transfer agent fees (Note 3)                                        485,720            481,457            140,771
  Printing fees (Note 3)                                               36,224             36,919             14,996
  Registration fees                                                    30,381             29,823             26,714
  Audit fees                                                           25,521             21,130             11,147
  Custodian fees                                                       23,425             20,363             17,433
  Legal fees                                                           15,693             15,857             14,624
  Trustees'/Directors' fees                                             8,260              8,212              8,259
  Commitment fees (Note 4)                                              6,461              5,044              1,227
  Insurance expense                                                     5,659              3,884              1,637
  Miscellaneous expense                                                 7,662              7,164              4,720
                                                               --------------     --------------     --------------
       Total expenses                                               2,529,700          2,662,824            860,672
  Less: fees waived (Note 3)                                               --                 --           (253,027)
                                                               --------------     --------------     --------------
       Net expenses                                                 2,529,700          2,662,824            607,645
                                                               --------------     --------------     --------------
          Net investment income (loss)                              1,015,866         (1,726,946)          (525,539)
                                                               --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS
  Net realized gain from investments                               24,401,039         22,969,264          4,728,346
  Net change in unrealized appreciation
       (depreciation) from investments                            (16,941,027)          (656,838)        (4,274,163)
                                                               --------------     --------------     --------------
  Net realized and unrealized gain
       from investments                                             7,460,012         22,312,426            454,183
                                                               --------------     --------------     --------------
  Net increase (decrease) in net assets
       resulting from operations                               $    8,475,878     $   20,585,480     $      (71,356)
                                                               ==============     ==============     ==============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                   CAPITAL APPRECIATION FUND
                                                               ---------------------------------
                                                                   FOR THE
                                                                 SIX MONTHS        FOR THE YEAR
                                                                    ENDED             ENDED
                                                               APRIL 30, 2005      OCTOBER 31,
                                                                 (UNAUDITED)           2004
                                                               --------------     --------------
FROM OPERATIONS
   Net investment income (loss)                                $    1,015,866     $   (2,930,324)
   Net realized gain from investments                              24,401,039         18,748,246
   Net change in unrealized appreciation (depreciation)
     from investments                                             (16,941,027)         2,165,046
                                                               --------------     --------------
     Net increase (decrease) in net assets resulting
       from operations                                              8,475,878         17,982,968
                                                               --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 7)
   Proceeds from sale of shares                                    26,117,493         64,577,142
   Net asset value of shares redeemed                            (122,601,779)      (164,242,663)
                                                               --------------     --------------
     Net increase (decrease) in net assets from capital
       share transactions                                         (96,484,286)       (99,665,521)
                                                               --------------     --------------
   Net increase (decrease) in net assets                          (88,008,408)       (81,682,553)
                                                               --------------     --------------
NET ASSETS
   Beginning of period                                            452,285,039        533,967,592
                                                               --------------     --------------
   End of period                                               $  364,276,631     $  452,285,039
                                                               ==============     ==============

ACCUMULATED NET INVESTMENT income (LOSS)                       $    1,015,866     $           --
                                                               ==============     ==============


--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------



                                                                     MID-CAP GROWTH FUND                  SMALL CAP GROWTH FUND
                                                               ---------------------------------     ------------------------------
                                                                   FOR THE                               FOR THE
                                                                 SIX MONTHS        FOR THE YEAR        SIX MONTHS      FOR THE YEAR
                                                                    ENDED             ENDED               ENDED           ENDED
                                                               APRIL 30, 2005      OCTOBER 31,       APRIL 30, 2005    OCTOBER 31,
                                                                 (UNAUDITED)           2004            (UNAUDITED)         2004
                                                               --------------     --------------     --------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                $   (1,726,946)    $   (4,833,037)     $    (525,539)   $ (1,103,066)
   Net realized gain from investments                              22,969,264         80,816,785          4,728,346       9,479,818

   Net change in unrealized appreciation (depreciation)
     from investments                                                (656,838)       (57,342,636)        (4,274,163)     (7,516,561)
                                                               --------------     --------------     --------------    ------------
     Net increase (decrease) in net assets resulting
       from operations                                             20,585,480         18,641,112            (71,356)        860,191
                                                               --------------     --------------     --------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
   Proceeds from sale of shares                                    22,100,222         89,263,585          6,988,867      48,554,040
   Net asset value of shares redeemed                            (109,273,493)      (164,214,779)       (24,501,306)    (38,571,104)
                                                               --------------     --------------     --------------    ------------
     Net increase (decrease) in net assets from capital
       share transactions                                         (87,173,271)       (74,951,194)       (17,512,439)      9,982,936
                                                               --------------     --------------     --------------    ------------
   Net increase (decrease) in net assets                          (66,587,791)       (56,310,082)       (17,583,795)     10,843,127
                                                               --------------     --------------     --------------    ------------

NET ASSETS
   Beginning of period                                            391,347,938        447,658,020         88,999,044      78,155,917
                                                               --------------     --------------     --------------    ------------
   End of period                                               $  324,760,147     $  391,347,938     $   71,415,249    $ 88,999,044
                                                               ==============     ==============     ==============    ============
ACCUMULATED NET INVESTMENT income (LOSS)                       $   (1,726,946)    $           --     $     (525,539)   $         --
                                                               ==============     ==============     ==============    ============


--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                 FOR THE
                                                SIX MONTHS
                                                  ENDED
                                                APRIL 30,                       FOR THE YEAR ENDED OCTOBER 31,
                                                   2005        ------------------------------------------------------------------
                                                (UNAUDITED)      2004           2003          2002           2001          2000
                                                -----------    ---------     ---------     ----------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of period         $     15.26    $   14.75     $   12.53     $    16.23     $   30.57     $    25.82
                                                -----------    ---------     ---------     ----------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment income (loss)                        0.04(1)     (0.09)(1)     (0.05)(1)      (0.07)(1)     (0.02)         (0.05)
   Net gain (loss) on investments
      (both realized and unrealized)                   0.11         0.60          2.27          (3.63)       (10.04)          7.72
                                                -----------    ---------     ---------     ----------     ---------     ----------
         Total from investment operations              0.15         0.51          2.22          (3.70)       (10.06)          7.67
                                                -----------    ---------     ---------     ----------     ---------     ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains                 --           --            --           0.00(2)      (4.28)         (2.92)
                                                -----------    ---------     ---------     ----------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                  $     15.41    $   15.26     $   14.75     $    12.53     $   16.23     $    30.57
                                                ===========    =========     =========     ==========     =========     ==========

         Total return 3                                0.98%        3.46%        17.72%        (22.79)%      (37.59)%        31.50%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)     $   355,144    $ 433,681     $ 514,668     $  566,064     $ 899,234     $1,618,147
      Ratio of expenses to average net assets          1.17%(4)     1.16%         1.15%          1.11%         0.99%          0.98%
      Ratio of net investment income (loss)
         to average net assets                         0.50%(4)    (0.57)%       (0.39)%        (0.45)%       (0.09)%        (0.19)%
   Portfolio turnover rate                               54%          70%           97%            50%          100%           140%


--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2   This represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

4   Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                FOR THE
                                               SIX MONTHS
                                                 ENDED
                                               APRIL 30,                       FOR THE YEAR ENDED OCTOBER 31,
                                                  2005         -------------------------------------------------------------------
                                               (UNAUDITED)       2004          2003           2002           2001          2000
                                               ----------      ---------     ---------     ----------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of period        $    14.65      $   14.24     $   12.16     $    15.82     $   29.88     $    25.28
                                               ----------      ---------     ---------     ----------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment income (loss)                      0.00(1,2)     (0.16)(1)     (0.11)(1)      (0.14)(1)     (0.12)         (0.21)
   Net gain (loss) on investments
      (both realized and unrealized)                 0.12           0.57          2.19          (3.52)        (9.81)          7.58
                                               ----------      ---------     ---------     ----------     ---------     ----------
         Total from investment operations            0.12           0.41          2.08          (3.66)        (9.93)          7.37
                                               ----------      ---------     ---------     ----------     ---------     ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --             --            --           0.00(2)      (4.13)         (2.77)
                                               ----------      ---------     ---------     ----------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                 $    14.77      $   14.65     $   14.24     $    12.16     $   15.82     $    29.88
                                               ==========      =========     =========     ==========     =========     ==========

         Total return 3                              0.75%          2.88%        17.11%        (23.13)%      (37.91)%        30.83%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)    $    6,338      $  14,723     $  17,380     $   16,693     $  25,882     $   34,058
      Ratio of expenses to average net assets        1.67%(4)       1.66%         1.65%          1.61%         1.49%          1.48%
      Ratio of net investment income (loss)
         to average net assets                       0.00%(4,5)    (1.07)%       (0.90)%        (0.96)%       (0.62)%        (0.69)%
   Portfolio turnover rate                             54%            70%           97%            50%          100%           140%


--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2   This represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

4   Annualized.

5   This represents less than 0.01%.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                 FOR THE
                                                SIX MONTHS
                                                  ENDED
                                                APRIL 30,         FOR THE YEAR ENDED OCTOBER 31,
                                                   2005       --------------------------------------
                                                (UNAUDITED)     2004          2003          2002 1
                                                ----------    ---------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of period         $    15.14    $   14.68     $   12.50     $    17.75
                                                ----------    ---------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment income (loss) 2                     0.04        (0.12)        (0.09)         (0.09)
   Net gain (loss) on investments
      (both realized and unrealized)                  0.10         0.58          2.27          (5.16)
                                                ----------    ---------     ---------     ----------
         Total from investment operations             0.14         0.46          2.18          (5.25)
                                                ----------    ---------     ---------     ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains                --           --            --           0.00(3)
                                                ----------    ---------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                  $    15.28    $   15.14     $   14.68     $    12.50
                                                ==========    =========     =========     ==========

         Total return 4                               0.86%        3.13%        17.44%        (29.57)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)     $    1,432    $   2,490     $   1,152     $      450
      Ratio of expenses to average net assets         1.42%(5)     1.41%         1.40%          1.40%(5)
      Ratio of net investment income (loss)
         to average net assets                        0.25%(5)    (0.82)%       (0.69)%        (0.77)%(5)
   Portfolio turnover rate                              54%          70%           97%            50%


--------------------------------------------------------------------------------

1   For the period November 30, 2001 (inception date) through October 31, 2002.

2 Per share information is calculated using the average shares outstanding method.

3   This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

5   Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                 FOR THE
                                                SIX MONTHS
                                                  ENDED
                                                APRIL 30,          FOR THE YEAR ENDED OCTOBER 31,
                                                   2005       --------------------------------------
                                                (UNAUDITED)     2004          2003          2002 1
                                                ----------    ---------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of period         $    14.82    $   14.47     $   12.41     $    17.75
                                                ----------    ---------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment loss 2                             (0.05)       (0.23)        (0.19)         (0.18)
   Net gain (loss) on investments
     (both realized and unrealized)                   0.12         0.58          2.25          (5.16)
                                                ----------    ---------     ---------     ----------
       Total from investment operations               0.07         0.35          2.06          (5.34)
                                                ----------    ---------     ---------     ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains                --           --            --           0.00(3)
                                                ----------    ---------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                  $    14.89    $   14.82     $   14.47     $    12.41
                                                ==========    =========     =========     ==========

       Total return 4                                 0.47%        2.42%        16.60%        (30.08)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)     $      612    $     543     $     545     $      206
     Ratio of expenses to average net assets          2.17%(5)     2.16%         2.15%          2.15%(5)
     Ratio of net investment loss
       to average net assets                         (0.50)%(5)   (1.57)%       (1.44)%        (1.51)%(5)
   Portfolio turnover rate                              54%          70%           97%            50%


--------------------------------------------------------------------------------

1   For the period November 30, 2001 (inception date) through October 31, 2002.

2 Per share information is calculated using the average shares outstanding method.

3   This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

5   Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                 FOR THE
                                                SIX MONTHS
                                                  ENDED
                                                APRIL 30,           FOR THE YEAR ENDED OCTOBER 31,
                                                   2005         --------------------------------------
                                                (UNAUDITED)       2004          2003          2002 1
                                                ----------      ---------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of period         $    14.81      $   14.47     $   12.41     $    17.75
                                                ----------      ---------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment loss 2                             (0.04)         (0.23)        (0.19)         (0.18)
   Net gain (loss) on investments
     (both realized and unrealized)                   0.12           0.57          2.25          (5.16)
                                                ----------      ---------     ---------     ----------
       Total from investment operations               0.08           0.34          2.06          (5.34)
                                                ----------      ---------     ---------     ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains                --             --            --           0.00(3)
                                                ----------      ---------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                  $    14.89      $   14.81     $   14.47     $    12.41
                                                ==========      =========     =========     ==========

       Total return 4                                 0.54%          2.35%        16.60%        (30.08)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)     $      752      $     849     $     223     $       93
     Ratio of expenses to average net assets          2.17%(5)       2.16%         2.15%          2.14%(5)
     Ratio of net investment loss
       to average net assets                         (0.50)%(5)     (1.57)%       (1.44)%        (1.49)%(5)
   Portfolio turnover rate                              54%            70%           97%            50%


--------------------------------------------------------------------------------

1   For the period November 30, 2001 (inception date) through October 31, 2002.

2 Per share information is calculated using the average shares outstanding method.

3   This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

5   Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                FOR THE
                                               SIX MONTHS
                                                 ENDED
                                               APRIL 30,                        FOR THE YEAR ENDED OCTOBER 31,
                                                  2005         -------------------------------------------------------------------
                                               (UNAUDITED)       2004          2003           2002           2001          2000
                                               ----------      ---------     ---------     ----------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of period         $   28.04      $   26.79     $   18.98     $    23.60     $   50.24     $    43.73
                                                ---------      ---------     ---------     ----------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment loss                              (0.13)(1)      (0.30)(1)     (0.22)(1)      (0.23)(1)     (0.26)         (0.33)
   Net gain (loss) on investments
     (both realized and unrealized)                  1.43           1.55          8.03          (4.39)       (17.89)         13.07
                                                ---------      ---------     ---------     ----------     ---------     ----------
       Total from investment operations              1.30           1.25          7.81          (4.62)       (18.15)         12.74
                                                ---------      ---------     ---------     ----------     ---------     ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --             --            --           0.00 2       (8.49)         (6.23)
                                                ---------      ---------     ---------     ----------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                  $   29.34      $   28.04     $   26.79     $    18.98     $   23.60     $    50.24
                                                =========      =========     =========     ==========     =========     ==========

       Total return 3                                4.60%          4.67%        41.15%        (19.57)%      (42.61)%        30.60%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)     $ 298,747      $ 364,298     $ 407,262     $  357,872     $ 877,983     $2,114,737
     Ratio of expenses to average net assets         1.41%(4)       1.40%         1.38%          1.35%         1.28%          1.19%
     Ratio of net investment loss
       to average net assets                        (0.90)%(4)      (1.08)%       (1.04)%        (0.98)%       (0.73)%       (0.65)%
   Portfolio turnover rate                             43%           106%           68%            67%          177%           191%


--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2   This represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

4   Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                FOR THE
                                               SIX MONTHS
                                                 ENDED
                                               APRIL 30,                       FOR THE YEAR ENDED OCTOBER 31,
                                                  2005        -------------------------------------------------------------------
                                               (UNAUDITED)      2004          2003           2002           2001          2000
                                               ----------     ---------     ---------     ----------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of period         $   26.18     $   25.14     $   17.90     $    22.38     $   48.02     $    41.99
                                                ---------     ---------     ---------     ----------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment loss                              (0.20)(1)     (0.41)(1)     (0.31)(1)      (0.33)(1)      (0.46)         (0.61)
   Net gain (loss) on investments
     (both realized and unrealized)                  1.35          1.45          7.55          (4.15)       (16.96)         12.61
                                                ---------     ---------     ---------     ----------     ---------     ----------
       Total from investment operations              1.15          1.04          7.24          (4.48)       (17.42)         12.00
                                                ---------     ---------     ---------     ----------     ---------     ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --            --            --           0.00(2)       (8.22)         (5.97)
                                                ---------     ---------     ---------     ----------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                  $   27.33     $   26.18     $   25.14     $    17.90     $   22.38     $    48.02
                                                =========     =========     =========     ==========     =========     ==========

       Total return 3                                4.35%         4.14%        40.45%        (20.01)%      (42.88)%        29.96%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)     $  25,510     $  26,474     $  40,322     $   42,906     $ 101,690     $  277,802
     Ratio of expenses to average net assets         1.91%(4)      1.90%         1.88%          1.85%         1.78%          1.69%
     Ratio of net investment loss
       to average net assets                        (1.40)%(4)    (1.58)%       (1.53)%        (1.49)%       (1.23)%        (1.15)%
   Portfolio turnover rate                             43%          106%           68%            67%          177%           191%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2   This represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

4   Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                 FOR THE
                                               SIX MONTHS
                                                  ENDED
                                                APRIL 30,           FOR THE YEAR ENDED OCTOBER 31,
                                                  2005          --------------------------------------
                                               (UNAUDITED)        2004          2003          2002 1
                                               -----------      ---------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of period        $     27.77      $   26.60     $   18.90     $    25.92
                                               -----------      ---------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment loss 2                             (0.17)         (0.38)        (0.33)         (0.28)
   Net gain (loss) on investments
     (both realized and unrealized)                   1.42           1.55          8.03          (6.74)
                                               -----------      ---------     ---------     ----------
       Total from investment operations               1.25           1.17          7.70          (7.02)
                                               -----------      ---------     ---------     ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains                --             --            --           0.00(3)
                                               -----------      ---------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                 $     29.02      $   27.77     $   26.60     $    18.90
                                               ===========      =========     =========     ==========

       Total return 4                                 4.47%          4.40%        40.74%        (27.08)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)    $       471      $     567     $      75     $        1
     Ratio of expenses to average net assets          1.66%(5)       1.65%         1.63%          1.71%(5)
     Ratio of net investment loss
       to average net assets                         (1.15)%(5)     (1.33)%       (1.36)%        (1.35)%(5)
   Portfolio turnover rate                              43%           106%           68%            67%


--------------------------------------------------------------------------------

1   For the period November 30, 2001 (inception date) through October 31, 2002.

2 Per share information is calculated using the average shares outstanding method.

3   This represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

5   Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class B and Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                  FOR THE                       FOR THE
                                                SIX MONTHS      FOR THE       SIX MONTHS        FOR THE
                                                   ENDED        PERIOD           ENDED          PERIOD
                                                 APRIL 30,       ENDED         APRIL 30,         ENDED
                                                   2005       OCTOBER 31,        2005         OCTOBER 31,
                                                (UNAUDITED)     2004 1        (UNAUDITED)       2004 1
                                                -----------   -----------     -----------     -----------
                                                         CLASS B                        CLASS C
                                                -------------------------     ---------------------------
PER SHARE DATA
   Net asset value, beginning of period         $     27.64   $     29.10     $     27.67     $     29.10
                                                -----------   -----------     -----------     -----------
INVESTMENT OPERATIONS
   Net investment loss 2                              (0.29)        (0.38)          (0.32)          (0.38)
   Net gain (loss) on investments
     (both realized and unrealized)                    1.43         (1.08)           1.42           (1.05)
                                                -----------   -----------     -----------     -----------
       Total from investment operations                1.14         (1.46)           1.10           (1.43)
                                                -----------   -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                  $     28.78   $     27.64     $     28.77     $     27.67
                                                ===========   ===========     ===========     ===========

       Total return 3                                  4.12%        (5.02)%          3.94%          (4.91)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)     $        31   $         7     $         1     $         1
     Ratio of expenses to average net assets 4         2.41%         2.40%           2.41%           2.40%
     Ratio of net investment loss
       to average net assets 4                        (1.90)%       (2.08)%         (1.90)%         (2.08)%
   Portfolio turnover rate                               43%          106%             43%            106%


--------------------------------------------------------------------------------
1   For the period February 27, 2004 (inception date) through October 31, 2004.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

4   Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                               FOR THE SIX
                                                 MONTHS
                                                  ENDED
                                                APRIL 30,                        FOR THE YEAR ENDED OCTOBER 31,
                                                  2005          -----------------------------------------------------------------
                                               (UNAUDITED)        2004         2003           2002           2001         2000
                                               -----------      --------     --------      ----------      --------    ----------
PER SHARE DATA
   Net asset value, beginning of period        $     18.57      $  18.14     $  12.58      $    15.38      $  23.11    $    16.60
                                               -----------      --------     --------      ----------      --------    ----------
INVESTMENT OPERATIONS
   Net investment loss                               (0.12)(1)     (0.23)(1)    (0.18)(1)       (0.18)(1)      (0.18)        (0.13)
   Net gain (loss) on investments
     (both realized and unrealized)                  (0.19)         0.66         5.74           (2.62)        (7.55)         7.28
                                               -----------      --------     --------      ----------      --------    ----------
       Total from investment operations              (0.31)         0.43         5.56           (2.80)        (7.73)         7.15
                                               -----------      --------     --------      ----------      --------    ----------
LESS DISTRIBUTIONS
   Distributions from net realized gains                --            --           --              --            --         (0.64)
                                               -----------      --------     --------      ----------      --------    ----------
NET ASSET VALUE, END OF PERIOD                 $     18.26      $  18.57     $  18.14      $    12.58      $  15.38    $    23.11
                                               ===========      ========     ========      ==========      ========    ==========

       Total return 2                                (1.67)%        2.37%       44.20%         (18.21)%      (33.45)%       43.65%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)    $    70,110      $ 78,131     $ 77,236      $   42,918      $ 36,445    $   47,900
     Ratio of expenses to average net assets          1.40%(3)      1.40%        1.40%           1.40%         1.40%         1.42%
     Ratio of net investment loss
       to average net assets                         (1.21)%(3)    (1.22)%      (1.23)%         (1.18)%       (1.04)%       (0.80)%
     Decrease reflected in above operating
       expense ratios due to
       waivers                                        0.59%(3)      0.59%        0.71%           0.98%         0.54%         0.56%
   Portfolio turnover rate                              44%          100%          69%             72%           74%           94%


--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3   Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                 FOR THE SIX        FOR THE
                                                                   MONTHS            PERIOD
                                                                    ENDED            ENDED
                                                               APRIL 30, 2005     OCTOBER 31,
                                                                 (UNAUDITED)         2004 1
                                                               ---------------    ------------
PER SHARE DATA
   Net asset value, beginning of period                        $         18.53    $      19.65
                                                               ---------------    ------------
INVESTMENT OPERATIONS
   Net investment loss 2                                                 (0.18)          (0.20)
   Net loss on investments
     (both realized and unrealized)                                      (0.19)          (0.92)
                                                               ---------------    ------------
       Total from investment operations                                  (0.37)          (1.12)
                                                               ---------------    ------------
NET ASSET VALUE, END OF PERIOD                                 $         18.16    $      18.53
                                                               ===============    ============

       Total return 3                                                    (2.00)%         (5.70)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                    $             1    $          1
     Ratio of expenses to average net assets 4                            1.65%           1.65%
     Ratio of net investment loss to average net assets 4                (1.46)%         (1.47)%
     Decrease reflected in above operating
       expense ratios due to
       waivers 4                                                          0.59%           0.59%
   Portfolio turnover rate                                                  44%            100%


--------------------------------------------------------------------------------
1   For the period February 27, 2004 (inception date) through October 31, 2004.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4   Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                 FOR THE
                                               SIX MONTHS
                                                  ENDED
                                                APRIL 30,           FOR THE YEAR ENDED OCTOBER 31,
                                                  2005          --------------------------------------
                                               (UNAUDITED)        2004          2003          2002 1
                                               -----------      ---------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of period        $     18.57      $   18.14     $   12.57     $    16.88
                                               -----------      ---------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment loss 2                             (0.12)         (0.23)        (0.18)         (0.15)
   Net gain (loss) on investments
     (both realized and unrealized)                  (0.18)          0.66          5.75          (4.16)
                                               -----------      ---------     ---------     ----------
       Total from investment operations              (0.30)          0.43          5.57          (4.31)
                                               -----------      ---------     ---------     ----------
NET ASSET VALUE, END OF PERIOD                 $     18.27      $   18.57     $   18.14     $    12.57
                                               ===========      =========     =========     ==========

       Total return 3                                (1.62)%         2.37%        44.31%        (25.53)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)    $     1,288      $  10,856     $     920     $      322
     Ratio of expenses to average net assets          1.40%(4)       1.40%         1.40%          1.40%(4)
     Ratio of net investment loss to average
       net assets                                    (1.21)%(4)     (1.21)%       (1.24)%        (1.14)%(4)
     Decrease reflected in above operating
       expense ratios due to
       waivers                                        0.59%(4)       0.59%         0.71%          1.13%(4)
   Portfolio turnover rate                              44%           100%           69%            72%


--------------------------------------------------------------------------------
1   For the period November 30, 2001 (inception date) through October 31, 2002.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

4   Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Class B and Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                  FOR THE                       FOR THE
                                                SIX MONTHS      FOR THE       SIX MONTHS        FOR THE
                                                   ENDED        PERIOD           ENDED          PERIOD
                                                 APRIL 30,       ENDED         APRIL 30,         ENDED
                                                   2005       OCTOBER 31,        2005         OCTOBER 31,
                                                (UNAUDITED)     2004 1        (UNAUDITED)       2004 1
                                                -----------   -----------     -----------     -----------
                                                         CLASS B                        CLASS C
                                                -------------------------     ---------------------------
PER SHARE DATA
   Net asset value, beginning of period         $     18.48   $     19.65     $     18.48     $     19.65
                                                -----------   -----------     -----------     -----------
INVESTMENT OPERATIONS
   Net investment loss 2                              (0.19)        (0.24)          (0.20)          (0.24)
   Net loss on investments
     (both realized and unrealized)                   (0.18)        (0.93)          (0.17)          (0.93)
                                                -----------   -----------     -----------     -----------
       Total from investment operations               (0.37)        (1.17)          (0.37)          (1.17)
                                                -----------   -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                  $     18.11   $     18.48     $     18.11     $     18.48
                                                ===========   ===========     ===========     ===========

       Total return 3                                 (2.00)%       (5.95)%         (2.00)%         (5.95)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)     $        15   $        10     $         1     $         1
     Ratio of expenses to average net assets 4         2.15%         2.15%           2.15%           2.15%
     Ratio of net investment loss to average
       net assets 4                                   (1.96)%       (1.97)%         (1.96)%         (1.97)%
     Decrease reflected in above operating
       expense ratios due to
       waivers 4                                       0.59%         0.59%           0.59%           0.59%
   Portfolio turnover rate                               44%          100%             44%            100%


--------------------------------------------------------------------------------
1   For the period February 27, 2004 (inception date) through October 31, 2004.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4   Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      The Credit Suisse Funds covered in this report are Credit Suisse Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Mid-Cap Growth Fund ("Mid-Cap Growth") and Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Capital Appreciation was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Growth and Small Cap Growth were incorporated under the laws of the State of Maryland on November 12, 1987 and October 31, 1996, respectively.

      Investment objectives for each Fund are as follows: Capital Appreciation seeks long-term capital appreciation, Mid-Cap Growth seeks maximum capital appreciation, and Small Cap Growth seeks capital growth.

      Capital Appreciation, Mid-Cap Growth and Small Cap Growth offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. The Funds' Common Class shares are closed to new investors, other than
(1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Funds and open new accounts under the same Social Security number. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that each bears different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. Each Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2005, total earnings from the investment in cash collateral received in connection with Capital Appreciation, Mid-Cap Growth and Small Cap Growth's securities lending arrangements were $208,301, $590,276, and $264,954, respectively, of which $199,951, $566,058 and $237,684, respectively, were rebated to borrowers (brokers). The Funds retained $5,864, $17,117 and $19,164, respectively, from the cash collateral investment and SSB, as lending agent, was paid $2,486, $7,101 and $8,106, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending is accrued as earned.

      I) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income or gains are earned.

      Capital Appreciation and Mid-Cap Growth may each invest up to 10% of its total assets in non-publicly traded securities. Small Cap Growth may invest up to 15% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by such Fund or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser to each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

           FUND                                 ANNUAL RATE
           ----                                 -----------
           Capital Appreciation     0.70% of average daily net assets
           Mid-Cap Growth           0.90% of average daily net assets
           Small Cap Growth         1.00% of average daily net assets

      For the six months ended April 30, 2005, investment advisory fees earned and voluntarily waived for the Funds were as follows:

                                    GROSS                      NET
                                   ADVISORY                  ADVISORY
           FUND                      FEE        WAIVER         FEE
           ----                   ----------   ---------    ----------
           Capital Appreciation   $1,492,380   $      --    $1,492,380
           Mid-Cap Growth          1,660,978          --     1,660,978
           Small Cap Growth          433,996    (253,027)      180,969

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as each Fund's co-administrators.

      For co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

      For the six months ended April 30, 2005, co-administrative services fees earned by CSAMSI were as follows:

           FUND                            CO-ADMINISTRATION FEE
           ----                            ---------------------
           Capital Appreciation                  $ 213,197
           Mid-Cap Growth                          184,553
           Small Cap Growth                         43,400

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                            CO-ADMINISTRATION FEE
           ----                            ---------------------
           Capital Appreciation                  $ 135,379
           Mid-Cap Growth                          118,306
           Small Cap Growth                         33,199

      In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of Capital Appreciation, Mid-Cap Growth and Small Cap Growth, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

      Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the six months ended April 30, 2005, the Funds reimbursed CSAM the following amounts, which are included in each Fund's transfer agent expense as follows:

           FUND                                 AMOUNT
           ----                                ---------
           Capital Appreciation                $ 713,113
           Mid-Cap Growth                        725,162
           Small Cap Growth                      151,575

      For the six months ended April 30, 2005, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

           FUND                                 AMOUNT
           ----                                ---------
           Capital Appreciation                $     224
           Small Cap Growth                          106

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid for its services by the Funds as follows:

           FUND                                 AMOUNT
           ----                                ---------
           Capital Appreciation                $   8,728
           Mid-Cap Growth                          8,799
           Small Cap Growth                        9,237

NOTE 4. LINE OF CREDIT

      The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005, Capital Appreciation had no loans outstanding under the Credit Facility. During the six months ended April 30, 2005, Capital Appreciation had borrowings under the Credit Facility as follows:

           AVERAGE DAILY      WEIGHTED AVERAGE       MAXIMUM DAILY
           LOAN BALANCE        INTEREST RATE        LOAN OUTSTANDING
           -------------      ----------------      ----------------
              $7,053,000                 2.813%           $7,053,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                         PURCHASES          SALES
           ----                       -------------    -------------
           Capital Appreciation       $ 224,364,751    $ 315,635,610
           Mid-Cap Growth               150,677,231      234,370,314
           Small Cap Growth              36,463,766       53,586,642

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

      At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:


                                         GROSS UNREALIZED   GROSS UNREALIZED    NET UNREALIZED
FUND                   IDENTIFIED COST     APPRECIATION      (DEPRECIATION)      APPRECIATION
----                   ---------------   ----------------   ----------------    --------------
Capital Appreciation      $352,170,265        $48,000,217       $(21,296,466)      $26,703,751
Mid Cap Growth             341,126,179         46,602,554        (16,919,761)       29,682,793
Small Cap Growth            89,467,309          9,020,289         (6,234,194)        2,786,095


NOTE 6. RESTRICTED SECURITIES

      Certain investments of the Mid-Cap Growth Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.


                                                                            PERCENTAGE
SECURITY        NUMBER OF   ACQUISITION                FAIR    VALUE PER   OF NET ASSET
DESCRIPTION      SHARES        DATE          COST      VALUE     SHARE        VALUE
------------    ---------   -----------   ----------   -----   ---------   ------------
Celletra Ltd    1,102,524    4/5/2000     $7,000,000   $  --     $  --        0.00%


NOTE 7. CAPITAL SHARE TRANSACTIONS

      Capital Appreciation is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Each of Mid-Cap Growth and Small Cap Growth has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million as Class B shares and 500 million as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

                                      CAPITAL APPRECIATION
                   -----------------------------------------------------------
                                          COMMON CLASS
                   -----------------------------------------------------------
                    FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                   APRIL 30, 2005 (UNAUDITED)          OCTOBER 31, 2004
                   -----------------------------------------------------------
                     SHARES         VALUE          SHARES            VALUE
                   ----------    ------------    -----------     -------------
Shares sold         1,496,038    $ 23,965,594      3,848,365     $  58,954,276
Shares redeemed    (6,878,311)   (110,776,936)   (10,306,226)     (157,364,379)
                   ----------    ------------    -----------     -------------
Net decrease       (5,382,273)   $(86,811,342)    (6,457,861)    $ (98,410,103)
                   ==========    ============    ===========     =============

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS


                                            CAPITAL APPRECIATION
                          ---------------------------------------------------------
                                               ADVISOR CLASS
                          ---------------------------------------------------------
                           FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES          VALUE
                          -----------    ------------   -----------    ------------
Shares sold                   124,007    $  1,907,749       199,778    $  2,945,030
Shares redeemed              (699,454)    (10,426,405)     (415,383)     (6,130,851)
                          -----------    ------------   -----------    ------------
Net decrease                 (575,447)   $ (8,518,656)     (215,605)   $ (3,185,821)
                          ===========    ============   ===========    ============



                                            CAPITAL APPRECIATION
                          ---------------------------------------------------------
                                                  CLASS A
                          ---------------------------------------------------------
                           FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES          VALUE
                          -----------    ------------   -----------    ------------
Shares sold                     8,355    $    132,080       119,043    $  1,813,009
Shares redeemed               (79,028)     (1,249,647)      (33,093)       (497,864)
                          -----------    ------------   -----------    ------------
Net increase (decrease)       (70,673)   $ (1,117,567)       85,950    $  1,315,145
                          ===========    ============   ===========    ============



                                            CAPITAL APPRECIATION
                          ---------------------------------------------------------
                                                  CLASS B
                          ---------------------------------------------------------
                           FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES          VALUE
                          -----------    ------------   -----------    ------------
Shares sold                     4,690    $     70,297         9,821    $    147,233
Shares redeemed                  (244)         (3,778)      (10,851)       (158,817)
                          -----------    ------------   -----------    ------------
Net increase (decrease)         4,446    $     66,519        (1,030)   $    (11,584)
                          ===========    ============   ===========    ============



                                            CAPITAL APPRECIATION
                          ---------------------------------------------------------
                                                  CLASS C
                          ---------------------------------------------------------
                           FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES          VALUE
                          -----------    ------------   -----------    ------------
Shares sold                     2,647    $     41,773        48,042    $    717,594
Shares redeemed                (9,464)       (145,013)       (6,169)        (90,752)
                          -----------    ------------   -----------    ------------
Net increase (decrease)        (6,817)   $   (103,240)       41,873    $    626,842
                          ===========    ============   ===========    ============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS


                                               MID-CAP GROWTH
                          ---------------------------------------------------------
                                               COMMON CLASS
                          ---------------------------------------------------------
                           FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES          VALUE
                          -----------    ------------   -----------    ------------
Shares sold                   651,195    $ 19,673,230     2,492,444    $ 70,859,091
Shares redeemed            (3,460,099)   (104,535,086)   (4,703,603)   (131,227,801)
                          -----------    ------------   -----------    ------------
Net decrease               (2,808,904)   $(84,861,856)   (2,211,159)   $(60,368,710)
                          ===========    ============   ===========    ============



                                               MID-CAP GROWTH
                          ---------------------------------------------------------
                                                ADVISOR CLASS
                          ---------------------------------------------------------
                           FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                          ---------------------------------------------------------
                            SHARES          VALUE          SHARES          VALUE
                          -----------    ------------   -----------    ------------
Shares sold                    84,414    $  2,353,238       668,569    $ 17,674,545
Shares redeemed              (161,936)     (4,563,304)   (1,261,363)    (32,765,904)
                          -----------    ------------   -----------    ------------
Net decrease                  (77,522)   $ (2,210,066)     (592,794)   $(15,091,359)
                          ===========    ============   ===========    ============



                                               MID-CAP GROWTH
                          ---------------------------------------------------------
                                                   CLASS A
                          ---------------------------------------------------------
                           FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)         OCTOBER 31, 2004
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES           VALUE
                          -----------    ------------   -----------    ------------
Shares sold                     1,676    $     49,987        25,692    $    720,949
Shares redeemed                (5,869)       (175,103)       (8,077)       (221,074)
                          -----------    ------------   -----------    ------------
Net increase (decrease)        (4,193)   $   (125,116)       17,615    $    499,875
                          ===========    ============   ===========    ============



                                               MID-CAP GROWTH
                          ---------------------------------------------------------
                                                   CLASS B
                          ---------------------------------------------------------
                           FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)        OCTOBER 31, 2004 1
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES           VALUE
                          -----------    ------------   -----------    ------------
Shares sold                       817    $     23,767           264    $      8,000
                          -----------    ------------   -----------    ------------
Net increase                      817    $     23,767           264    $      8,000
                          ===========    ============   ===========    ============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS


                                               MID-CAP GROWTH
                          ---------------------------------------------------------
                                                   CLASS C
                          ---------------------------------------------------------
                            FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                           APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004 1
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES           VALUE
                          -----------    ------------   -----------    ------------
Shares sold                        --    $         --            34    $      1,000
                          -----------    ------------   -----------    ------------
Net increase                       --    $         --            34    $      1,000
                          ===========    ============   ===========    ============



                                              SMALL CAP GROWTH
                          ---------------------------------------------------------
                                                COMMON CLASS
                          ---------------------------------------------------------
                            FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                           APRIL 30, 2005 (UNAUDITED)        OCTOBER 31, 2004
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES           VALUE
                          -----------    ------------   -----------    ------------
Shares sold                   202,807    $  3,969,626     1,948,573    $ 37,517,015
Shares redeemed              (570,967)    (11,203,238)   (1,998,668)    (37,333,447)
                          -----------    ------------   -----------    ------------
Net increase (decrease)      (368,160)   $ (7,233,612)      (50,095)   $    183,568
                          ===========    ============   ===========    ============



                                               SMALL CAP GROWTH
                          ---------------------------------------------------------
                                                ADVISOR CLASS
                          ---------------------------------------------------------
                            FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                           APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004 1
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES           VALUE
                          -----------    ------------   -----------    ------------
Shares sold                        --    $         --            51    $      1,000
                          -----------    ------------   -----------    ------------
Net increase                       --    $         --            51    $      1,000
                          ===========    ============   ===========    ============



                                              SMALL CAP GROWTH
                          ---------------------------------------------------------
                                                   CLASS A
                          ---------------------------------------------------------
                            FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                           APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES           VALUE
                          -----------    ------------   -----------    ------------
Shares sold                   153,165    $  3,013,941       600,195    $ 11,024,774
Shares redeemed              (667,412)    (13,298,068)      (66,165)     (1,237,657)
                          -----------    ------------   -----------    ------------
Net increase (decrease)      (514,247)   $(10,284,127)      534,030    $  9,787,117
                          ===========    ============   ===========    ============



                                              SMALL CAP GROWTH
                          ---------------------------------------------------------
                                                   CLASS B
                          ---------------------------------------------------------
                            FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                           APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004 1
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES           VALUE
                          -----------    ------------   -----------    ------------
Shares sold                       272    $      5,300           564    $     10,251
                          -----------    ------------   -----------    ------------
Net increase                      272    $      5,300           564    $     10,251
                          ===========    ============   ===========    ============


CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS


                                              SMALL CAP GROWTH
                          ---------------------------------------------------------
                                                   CLASS C
                          ---------------------------------------------------------
                            FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                           APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004 1
                          ---------------------------------------------------------
                            SHARES          VALUE         SHARES           VALUE
                          -----------    ------------   -----------    ------------
Shares sold                         0    $          0            50    $      1,000
Net increase                        0    $          0            50    $      1,000
                          ===========    ============   ===========    ============


--------------------------------------------------------------------------------
1   For the period February 27, 2004 (inception date) through October 31, 2004.

      On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                                     NUMBER OF          APPROXIMATE PERCENTAGE
      FUND                          SHAREHOLDERS        OF OUTSTANDING SHARES
      ----                          ------------        ----------------------
      Capital Appreciation
        Common                           4                       44%
        Advisor                          4                       59%
        Class A                          3                       43%
        Class B                          4                       58%
        Class C                          2                       39%

      Mid-Cap Growth
        Common                           3                       51%
        Advisor                          1                       89%
        Class A                          3                       80%
        Class B                          5                       95%

      Small Cap Growth
        Common                           2                       79%
        Class A                          3                       43%
        Class B                          4                       99%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement for each Fund, the Board of Directors/ Trustees of each Fund, including the Independent Directors/Trustees, considered the following factors:

      INVESTMENT ADVISORY FEE RATES
      -----------------------------

      The Boards reviewed and considered the contractual advisory fee rates of 0.70%, 0.90% and 1.00% paid by the Capital Appreciation Fund, Mid-Cap Growth Fund and the Small Cap Growth Fund, respectively (each, a "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services provided. The Board of Directors of the Small Cap Growth Fund also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for that Fund and considered the actual fee rate after taking into account waivers and reimbursements of 0.41% (the "Net Advisory Fee"). The Board of Directors of the Small Cap Growth Fund acknowledged that the fee waivers and reimbursements could be discontinued at any time.

      Additionally, the Boards received and considered information comparing each Fund's Contractual Advisory Fee and each Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENTS
      ------------------------------------------------------------------------

      The Boards received and considered information regarding the nature, extent and quality of services provided to each Fund by CSAM under the Advisory Agreements. The Boards also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Boards reviewed background information about CSAM, including its Form ADV. The Boards considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to each Fund by senior personnel of CSAM. In addition, the Boards reviewed the qualifications, background and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of each Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Boards also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

CREDIT SUISSE FUNDS
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

      FUND PERFORMANCE
      ----------------

      The Boards received and considered the one-year, five-year and ten-year or since inception performance of each Fund, along with comparisons, for all presented periods, both to the Peer Group and the Universe. The Boards were provided with a description of the methodology used to arrive at the data for the funds included in the Peer Group and the Universe.

      The Boards reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Boards had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Boards also reviewed comparisons between each Fund and its identified benchmark over various time periods.

      CSAM PROFITABILITY
      ------------------

      The Boards received and considered a detailed profitability analysis of CSAM based on the fees payable under the Advisory Agreements for each Fund, as well as other relationships between each Fund on the one hand and CSAM affiliates on the other. The Boards received profitability information for the other funds in the CSAM family of funds (the "Fund Complex").

      ECONOMIES OF SCALE
      ------------------

      The Boards considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders. Accordingly, the Boards considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in each Fund's asset levels.

      OTHER BENEFITS TO CSAM
      ----------------------

      The Boards considered other benefits received by CSAM and its affiliates as a result of its relationship with each Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of each Fund, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's business as a result of its relationship with each Fund (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

      The Boards considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such

CREDIT SUISSE FUNDS
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Boards also reviewed CSAM's method for allocating portfolio investment opportunities among each Fund and other advisory clients.

      CONCLUSIONS
      -----------

      In selecting CSAM, and approving the Advisory Agreements and the investment advisory fee under such agreement, the Boards concluded that:

      CAPITAL APPRECIATION FUND

      o the Contractual Advisory Fee level was considered reasonable given that it was at approximately the median of the Fund's Peer Group.

      o the Fund's five and ten year performance was stronger than that of its Peer Group although the Fund's one- and three-year performance was below that of its Peer Group. The Board discussed the underperformance with CSAM, but considered more recent improvements in the Fund's performance to be a positive reflection of the enhanced research and investment management changes that have been instituted by CSAM to address underperformance.

      MID-CAP GROWTH FUND

      o the Contractual Advisory Fee level was within a reasonable range around the median of the Fund's Peer Group.

      o the Fund's one-year performance was at approximately the median of its Peer Group, although the Fund's five and ten year performance was lower than that of its Peer Group. The Board discussed the underperformance with CSAM, but considered the improvements in the Fund's recent performance to be a positive reflection of the enhanced research and portfolio management changes instituted by CSAM.

      SMALL CAP GROWTH FUND

      o although the Fund's Contractual Advisory Fee was higher than that of its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was lower than the median of the Fund's Peer Group.

      o the Fund's one year, five year and since inception performance was equal to or stronger than that of its Peer Group.

CREDIT SUISSE FUNDS
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

      ALL FUNDS

      o aside from performance (as discussed above), the Boards were satisfied with the nature and extent of the investment advisory services provided to each Fund by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreements are typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Boards understood that CSAM had addressed or was in the process of addressing any performance issues.

      o in light of the costs of providing investment management and other services to each Fund and CSAM's ongoing commitment to each Fund, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

      o CSAM's profitability based on fees payable under the Advisory Agreements was reasonable in light of the nature, extent and quality of the services provided to each Fund thereunder.

      No single factor reviewed by the Boards was identified by the Boards as the principal factor in determining whether to approve the Advisory Agreements. The Independent Directors/Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                    IMPORTANT PRIVACY CHOICES FOR CONSUMERS
                    ---------------------------------------

      We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

      In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

      We may collect nonpublic information about you from the following sources:

      o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

      o Information about your transactions with us, our affiliates, or others.

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

      RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

      [ ] No,please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

      We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

      We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 17, 2005.

CREDIT SUISSE FUNDS
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-927-2874

      o     On the Funds' website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   USEQGTH-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Mid-Cap Growth Fund, Inc.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005